Offerings - Offering: 1	Jan. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, Par value $0.15 per share
Amount Registered | shares	129,462,731
Maximum Aggregate Offering Price	$ 10,022,071,317.87
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,534,379.12
Offering Note
(1)
Represents the estimated number of shares of common stock, par value $0.15 per share (“Omnicom common stock”), of Omnicom Group Inc. (the “Registrant”) expected to be issued or issuable upon completion of the merger (the “Merger”) and other transactions as contemplated by the Agreement and Plan of Merger, dated as of December 8, 2024 (as it may be amended from time to time, the “Merger Agreement”), by and among the Registrant, EXT Subsidiary Inc., a direct wholly owned subsidiary of the Registrant, and The Interpublic Group of Companies, Inc. (“IPG”), and is equal to the product of (a) the exchange ratio in the Merger Agreement of 0.344 and (b) 376,345,149 shares of IPG common stock, par value $0.10 per share (“IPG common stock”), which is the sum of (i) 372,645,940 shares of IPG common stock issued and outstanding as of January 13, 2025, (ii) 250,000 shares of IPG common stock issuable upon exercise of IPG options outstanding as of January 13, 2025, (iii) 68,665 shares of IPG common stock issuable upon conversion of IPG restricted stock awards outstanding as of January 13, 2025, (iv) 898,521 shares of IPG common stock issuable upon vesting of IPG time-based restricted stock units outstanding as of January 13, 2025, assuming the Merger will close by the end of 2025, (v) 2,413,358 shares of IPG common stock issuable upon vesting, at maximum level, of IPG performance-based stock awards outstanding as of January 13, 2025, assuming the Merger will close by the end of 2025, and (vi) 68,665 shares of IPG common stock underlying restricted stock awards that are expected to be granted by IPG through the end of 2025. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any securities that may be from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions.

(2)
Calculated pursuant to Rules 457(f)(1) and 457(c) under the Securities Act, solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act. Such amount equals the product of (a) $26.63, the average of the high and the low prices per share of IPG common stock, as reported on the New York Stock Exchange on January 13, 2025, which is within five business days prior to the filing of this Registration Statement on Form
S-4,
and (b) 376,345,149, which is the estimated maximum number of shares of IPG common stock, as calculated in accordance with footnote (1) above, to be exchanged for shares of Omnicom common stock upon completion of the transactions contemplated by the Merger Agreement.